INCOME TAXES	12 Months Ended
Feb. 29, 2012
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	2012	2011
Canada	(28,481)	2,132
United States	4,659	648
Other	(9,978)	(352)

	(33,800)	2,428

        Income tax expense (recovery) consists of the following:

	2012	2011
Current
Canada	398	305
Foreign	(120)	138

Total	278	443

Deferred
Canada	—	—
Foreign	42	358

Total	42	358

Investment Tax Credits
Canada	(424)	(380)

Income tax expense (recovery)	(104)	421

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2012	2011
Income (loss) before income taxes	(33,800)	2,428
Statutory income tax rate	27.92%	30.42%
Expected income tax expense	(9,437)	739
Foreign tax rate differences	422	39
Non-deductible expenses and non-taxable income	(3,455)	408
Utilization of tax assets previously unrecognized	(359)	(4,441)
Operating losses and other assets not recognized	12,653	3,795
Prior year adjustments	88	(141)
Other	(16)	22

Income tax expense (recovery)	(104)	421

        The Company's deferred tax assets and liabilities include the following significant components:

	2012	2011
Deferred Tax Assets
SR&ED expenditures	5,242	—
Research and development tax credits	10,983	7,569
Income tax loss carryforwards	25,557	21,068
Income and expense reserves	904	1,851
Book and tax differences on assets	1,195	1,314
Share issue expenses	692	1,331
Ontario Harmonization tax credit	1,079	1,396

Gross future tax assets	45,652	34,529
Valuation allowance	(43,157)	(29,368)

Net deferred tax assets	2,495	5,161

Deferred Tax Liabilities
Book and tax differences on intangible assets	(1,118)	(3,800)

Gross deferred tax liabilities	(1,118)	(3,800)

Net deferred tax asset	1,377	1,361

        As at February 29, 2012, the Company had cumulative tax loss carryforwards in the following jurisdictions: Canada – $52,847, Israel – $44,637, United States – $9,237.

        The losses in Canada expire starting in Fiscal 2029 until Fiscal 2032. The losses in Israel can be carried forward indefinitely. The losses in Israel were obtained by the Company as a result of the acquisition of Axerra Networks, Inc. in October 2010. Income tax benefits relating to the losses in Canada and Israel have not been recognized in the consolidated financial statements as the recognition requirements under the liability method of accounting for income taxes have not been met.

        The losses in the U.S. expire between 2021 and 2032. Internal Revenue Code Section 382 imposes an annual limitation on the use of a company's net operating loss carryforwards when a company has an ownership change. The acquisition of Axerra Networks, Inc by the Company resulted in an ownership change as understood by Section 382. As a result, the annual restriction of the amount of losses of Axerra Networks, Inc that may be used has been calculated as $521.

        The net change in the valuation allowance over the prior year of $13,789 relates primarily to the research and development tax credits in Canada and tax losses in the United States, as management believes it is more likely than not that the related deferred tax assets will not be realized. The valuation allowance related to deferred tax assets in the United States increased during the year by $1,777 due to a change in circumstances that has caused a change in judgement about the amount of deferred tax assets that will be realized in future.

        As at February 29, 2012, the Company had $12,327 of investment tax credits available to reduce future federal Canadian income taxes payable. These investment tax credits begin to expire in 2021. In addition, the Company had provincial research and development tax credits of $1,782, which are available to reduce future provincial income taxes payable. These provincial tax credits begin to expire in 2029. The tax benefit of the federal and provincial tax credits has not been recognized in the consolidated financial statements.

        The Company had a transitional tax credit of $1,079, arising from Federal/Ontario Corporate Tax Harmonization, which is available to reduce future Ontario income tax and expires in 2014. A tax benefit for this credit has not been recognized in the consolidated financial statements.

        During the year, the Company recorded an increase to contributed surplus in the amount of $189 that resulted from an adjustment made to prior year tax returns. The adjustment made to prior year tax returns resulted in a tax benefit that exceeded the related deferred tax asset. According to US GAAP, the excess tax benefit is required to be recorded to contributed surplus.

        As of February 29, 2012, the Company has not recorded any liabilities associated with unrecognized tax benefits.

        The Company remains subject to examination by tax authorities in Canada for tax years 2005 to 2012 and in the United States for tax years 2009 to 2012.

        No deferred income taxes have been provided on undistributed earnings or relating to cash held in foreign jurisdictions, as the Company has determined that any income or withholding taxes on repatriation would not be significant.